Property and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

9.  Property and Equipment, Net

Property and equipment, net consisted of the following (in thousands):

	December 31,
	2021	2020
Office equipment	$1,356	$715
Furniture and fixtures	35	36
Total property and equipment	1,391	751
Less accumulated depreciation	(740)	(431)
Total	$651	$320

Depreciation expense was $0.3 million and $0.2 million for the years ended December 31, 2021 and 2020, respectively.